Financial and capital risk management - Sensitivity analysis of derivative financial instruments (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Scenario I
Derivative financial instruments.
Percentage of deterioration of risk variables	25.00%
Scenario II
Derivative financial instruments.
Percentage of deterioration of risk variables	50.00%
CDI vs. US$ fixed rate swap
Derivative financial instruments.
Fair value of liabilities	$ (473)	$ (38)
CDI vs. US$ fixed rate swap | R$ depreciation | Probable
Derivative financial instruments.
Fair value of liabilities	(473)
CDI vs. US$ fixed rate swap | R$ depreciation | Scenario I
Derivative financial instruments.
Fair value of liabilities	(1,048)
CDI vs. US$ fixed rate swap | R$ depreciation | Scenario II
Derivative financial instruments.
Fair value of liabilities	(1,623)
CDI vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Probable
Derivative financial instruments.
Fair value of liabilities	(473)
CDI vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(494)
CDI vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(517)
CDI vs. US$ fixed rate swap | Brazilian interest rate increase | Probable
Derivative financial instruments.
Fair value of liabilities	(473)
CDI vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(496)
CDI vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(522)
TJLP vs. US$ fixed rate swap
Derivative financial instruments.
Fair value of liabilities	(163)	(77)
TJLP vs. US$ fixed rate swap | R$ depreciation | Probable
Derivative financial instruments.
Fair value of liabilities	(163)
TJLP vs. US$ fixed rate swap | R$ depreciation | Scenario I
Derivative financial instruments.
Fair value of liabilities	(285)
TJLP vs. US$ fixed rate swap | R$ depreciation | Scenario II
Derivative financial instruments.
Fair value of liabilities	(408)
TJLP vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Probable
Derivative financial instruments.
Fair value of liabilities	(163)
TJLP vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(165)
TJLP vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(168)
TJLP vs. US$ fixed rate swap | Brazilian interest rate increase | Probable
Derivative financial instruments.
Fair value of liabilities	(163)
TJLP vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(173)
TJLP vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(182)
TJLP vs. US$ fixed rate swap | TJLP interest rate decrease | Probable
Derivative financial instruments.
Fair value of liabilities	(163)
TJLP vs. US$ fixed rate swap | TJLP interest rate decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(172)
TJLP vs. US$ fixed rate swap | TJLP interest rate decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(181)
R$ fixed rate vs. US$ fixed rate swap
Derivative financial instruments.
Fair value of liabilities	(111)	(18)
R$ fixed rate vs. US$ fixed rate swap | R$ depreciation | Probable
Derivative financial instruments.
Fair value of liabilities	(111)
R$ fixed rate vs. US$ fixed rate swap | R$ depreciation | Scenario I
Derivative financial instruments.
Fair value of liabilities	(264)
R$ fixed rate vs. US$ fixed rate swap | R$ depreciation | Scenario II
Derivative financial instruments.
Fair value of liabilities	(418)
R$ fixed rate vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Probable
Derivative financial instruments.
Fair value of liabilities	(111)
R$ fixed rate vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(113)
R$ fixed rate vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(115)
R$ fixed rate vs. US$ fixed rate swap | Brazilian interest rate increase | Probable
Derivative financial instruments.
Fair value of liabilities	(111)
R$ fixed rate vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(120)
R$ fixed rate vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(129)
IPCA vs. US$ fixed rate swap
Derivative financial instruments.
Fair value of liabilities	(173)	$ 46
IPCA vs. US$ fixed rate swap | R$ depreciation | Probable
Derivative financial instruments.
Fair value of liabilities	(173)
IPCA vs. US$ fixed rate swap | R$ depreciation | Scenario I
Derivative financial instruments.
Fair value of liabilities	(343)
IPCA vs. US$ fixed rate swap | R$ depreciation | Scenario II
Derivative financial instruments.
Fair value of liabilities	(512)
IPCA vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Probable
Derivative financial instruments.
Fair value of liabilities	(173)
IPCA vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(178)
IPCA vs. US$ fixed rate swap | US$ interest rate inside Brazil decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(183)
IPCA vs. US$ fixed rate swap | Brazilian interest rate increase | Probable
Derivative financial instruments.
Fair value of liabilities	(173)
IPCA vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(189)
IPCA vs. US$ fixed rate swap | Brazilian interest rate increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(204)
IPCA vs. US$ fixed rate swap | IPCA index decrease | Probable
Derivative financial instruments.
Fair value of liabilities	(173)
IPCA vs. US$ fixed rate swap | IPCA index decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(184)
IPCA vs. US$ fixed rate swap | IPCA index decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(195)
IPCA vs. CDI swap | Brazilian interest rate increase | Probable
Derivative financial instruments.
Fair value of assets	45
IPCA vs. CDI swap | Brazilian interest rate increase | Scenario I
Derivative financial instruments.
Fair value of assets	43
IPCA vs. CDI swap | Brazilian interest rate increase | Scenario II
Derivative financial instruments.
Fair value of assets	41
IPCA vs. CDI swap | IPCA index decrease | Probable
Derivative financial instruments.
Fair value of assets	45
IPCA vs. CDI swap | IPCA index decrease | Scenario I
Derivative financial instruments.
Fair value of assets	43
IPCA vs. CDI swap | IPCA index decrease | Scenario II
Derivative financial instruments.
Fair value of assets	40
US$ floating rate vs. US$ fixed rate swap | US$ Libor decrease | Probable
Derivative financial instruments.
Fair value of liabilities	(7)
US$ floating rate vs. US$ fixed rate swap | US$ Libor decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(10)
US$ floating rate vs. US$ fixed rate swap | US$ Libor decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(13)
Protected item: Libor US$ indexed debt | US$ Libor decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	10
Protected item: Libor US$ indexed debt | US$ Libor decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	13
NDF | R$ depreciation | Probable
Derivative financial instruments.
Fair value of liabilities	(1)
NDF | R$ depreciation | Scenario I
Derivative financial instruments.
Fair value of liabilities	(39)
NDF | R$ depreciation | Scenario II
Derivative financial instruments.
Fair value of liabilities	(77)
NDF | US$ interest rate inside Brazil decrease | Probable
Derivative financial instruments.
Fair value of liabilities	(1)
NDF | US$ interest rate inside Brazil decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(2)
NDF | US$ interest rate inside Brazil decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(3)
NDF | Brazilian interest rate increase | Probable
Derivative financial instruments.
Fair value of assets	(1)
NDF | Brazilian interest rate increase | Scenario I
Derivative financial instruments.
Fair value of assets	(7)
NDF | Brazilian interest rate increase | Scenario II
Derivative financial instruments.
Fair value of assets	(13)
Protected item: R$ denominated debt linked to IPCA | IPCA index decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(43)
Protected item: R$ denominated debt linked to IPCA | IPCA index decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(40)
EUR fixed rate vs. US$ fixed rate swap
Derivative financial instruments.
Fair value of liabilities	(7)
EUR fixed rate vs. US$ fixed rate swap | EUR depreciation | Probable
Derivative financial instruments.
Fair value of liabilities	(1)
EUR fixed rate vs. US$ fixed rate swap | EUR depreciation | Scenario I
Derivative financial instruments.
Fair value of liabilities	(173)
EUR fixed rate vs. US$ fixed rate swap | EUR depreciation | Scenario II
Derivative financial instruments.
Fair value of liabilities	(346)
EUR fixed rate vs. US$ fixed rate swap | Euribor increase | Probable
Derivative financial instruments.
Fair value of liabilities	(1)
EUR fixed rate vs. US$ fixed rate swap | Euribor increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(2)
EUR fixed rate vs. US$ fixed rate swap | Euribor increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(3)
EUR fixed rate vs. US$ fixed rate swap | US$ Libor decrease | Probable
Derivative financial instruments.
Fair value of liabilities	(1)
EUR fixed rate vs. US$ fixed rate swap | US$ Libor decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(2)
EUR fixed rate vs. US$ fixed rate swap | US$ Libor decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(2)
Protected item: EUR denominated debt | EUR depreciation | Scenario I
Derivative financial instruments.
Fair value of assets	173
Protected item: EUR denominated debt | EUR depreciation | Scenario II
Derivative financial instruments.
Fair value of assets	346
Bunker Oil protection - Forwards and options | Bunker Oil price decrease | Probable
Derivative financial instruments.
Fair value of liabilities	80
Bunker Oil protection - Forwards and options | Bunker Oil price decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	25
Bunker Oil protection - Forwards and options | Bunker Oil price decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(28)
Protected item: Part of costs linked to bunker oil prices | Bunker Oil price decrease | Scenario I
Derivative financial instruments.
Fair value of assets	(25)
Protected item: Part of costs linked to bunker oil prices | Bunker Oil price decrease | Scenario II
Derivative financial instruments.
Fair value of assets	28
Maritime Freight protection - Forwards | Freight price decrease | Probable
Derivative financial instruments.
Fair value of assets	4
Maritime Freight protection - Forwards | Freight price decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(2)
Maritime Freight protection - Forwards | Freight price decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(7)
Protected item: Part of costs linked to maritime freight prices | Freight price decrease | Scenario I
Derivative financial instruments.
Fair value of assets	2
Protected item: Part of costs linked to maritime freight prices | Freight price decrease | Scenario II
Derivative financial instruments.
Fair value of assets	7
Nickel sales fixed price protection - Forwards | Nickel price decrease | Probable
Derivative financial instruments.
Fair value of liabilities	(19)
Nickel sales fixed price protection - Forwards | Nickel price decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(19)
Nickel sales fixed price protection - Forwards | Nickel price decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	(19)
Protected item: Part of nickel future revenues | Nickel price fluctuation | Scenario I
Derivative financial instruments.
Fair value of assets	19
Protected item: Part of nickel future revenues | Nickel price fluctuation | Scenario II
Derivative financial instruments.
Fair value of assets	19
Palladium Revenue Hedging Program - Options | Palladium price increase | Probable
Derivative financial instruments.
Fair value of liabilities	(1)
Palladium Revenue Hedging Program - Options | Palladium price increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(5)
Palladium Revenue Hedging Program - Options | Palladium price increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(9)
Protected item: Part of palladium future revenues | Palladium price increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	5
Protected item: Part of palladium future revenues | Palladium price increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	9
Option - SPCs | Iron ore price decrease | Probable
Derivative financial instruments.
Fair value of assets	18
Option - SPCs | Iron ore price decrease | Scenario I
Derivative financial instruments.
Fair value of assets	10
Option - SPCs | Iron ore price decrease | Scenario II
Derivative financial instruments.
Fair value of assets	2
Embedded derivatives - Raw material purchase (nickel) | Nickel price increase | Probable
Derivative financial instruments.
Fair value of assets	2
Embedded derivatives - Raw material purchase (nickel) | Nickel price increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(5)
Embedded derivatives - Raw material purchase (nickel) | Nickel price increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(13)
Embedded derivatives - Raw material purchase (copper) | Copper price increase | Scenario I
Derivative financial instruments.
Fair value of liabilities	(1)
Embedded derivatives - Raw material purchase (copper) | Copper price increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(3)
Embedded derivatives - Gas purchase | Pellet price increase | Scenario II
Derivative financial instruments.
Fair value of liabilities	(1)
Embedded derivatives - Guaranteed minimum return (VLI) | VLI stock value decrease | Probable
Derivative financial instruments.
Fair value of liabilities	(19)
Embedded derivatives - Guaranteed minimum return (VLI) | VLI stock value decrease | Scenario I
Derivative financial instruments.
Fair value of liabilities	(84)
Embedded derivatives - Guaranteed minimum return (VLI) | VLI stock value decrease | Scenario II
Derivative financial instruments.
Fair value of liabilities	$ (270)